Cash, Cash Equivalents, Restricted Cash and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents, Restricted Cash and Short-term Investments
Schedule of cash, cash equivalents, restricted cash and short-term investments

	As of December 31,
	2018	2019
	(In thousands)
Cash and cash equivalents:
Cash	$1,383,610	$1,907,310
Cash equivalents:
Bank time deposits (maturing within 3 months)	75,367	25,625
Money market funds	86,823	18,951
	162,190	44,576
	1,545,800	1,951,886
Restricted cash	97,032	184,143
Total cash, cash equivalents and restricted cash	$1,642,832	$2,136,029

Short-term investments:
Bank time deposits	$799,534	$951,953